Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Expenses
Exploration	$ 95	$ 50	$ 273	$ 419
General and administrative	258	525	1,632	1,553
Restructuring costs	14	0	210	0
Depreciation	7	3	14	11
Foreign exchange (gain) loss	(349)	(39)	(406)	397
Other	0	0	(52)	0
Operating loss	25	539	1,671	2,380
Interest income	(23)	(25)	(92)	(79)
Interest expense	72	70	214	208
Loss from equity investee	55	62	157	169
Operating loss before income taxes	129	646	1,950	2,678
Income tax recovery	0	0	(72)	0
Net loss from continuing operations	129	646	1,878	2,678
Net loss from discontinued operations	0	363	176	1,017
Net loss	129	1,009	2,054	3,695
Foreign currency translation adjustment	893	172	2,505	(1,176)
Net loss and comprehensive loss	$ 1,022	$ 1,181	$ 4,559	$ 2,519
Net loss per common share
Basic - continuing operations	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Basic - discontinued operations	(0.00)	(0.00)	(0.00)	(0.01)
Fully diluted - continuing operations	(0.00)	(0.00)	(0.01)	(0.02)
Fully diluted - discontinued operations	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average shares outstanding
Basic	173,220	152,810	171,816	151,526
Fully diluted	174,730	152,810	173,326	151,526
Total shares issued and outstanding	173,573	153,045	173,573	153,045